As filed with the Securities and Exchange Commission on July 26, 2013

Registration No. 333-187926

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

X POST-EFFECTIVE AMENDMENT NO. 1

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

c/o REICH & TANG ASSET MANAGEMENT, LLC
1411 BROADWAY, 28th FLOOR

NEW YORK, NEW YORK 10018

(Address of Principal Executive Offices)

(212) 830-5200
(Registrant’s Telephone Number)

Christine Manna
Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and Address of Agent for Service)

with copies to:

Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022 Phone No.: (212) 318-6800 Fax No.: (212) 319-4090

It is proposed that this Registration Statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding exhibits.  No other part of the Registration Statement is amended or superseded hereby.

No filing fee is due because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Title of Securities Being Registered	Class A Shares, par value $0.001 per share, of the California Daily Tax Free Income Fund, Inc.

Class B Shares, par value $0.001 per share, of the California Daily Tax Free Income Fund, Inc.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

LEGAL_US_E # 105303039.1

OTHER INFORMATION

Item 15.               Indemnification

The Registrant incorporates herein by reference the response to Item 25 of Part C of the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on September 24, 2002.

Item 16.               Exhibits.

(1)(a)
Articles of Incorporation of the Registrant, filed with the Maryland State Department of Assessments and Taxation on December 5, 1986 originally filed with the initial Registration Statement on Form N-1A on November 26, 1986, and re-filed for Edgar purposes only with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 1999, and incorporated herein by reference.

(a.1)
Articles of Amendment of the Registrant, filed with the Maryland State Department of Assessments and Taxation on May 27, 2003 filed with Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A on April 29, 2004, and incorporated herein by reference.

(a.2)	Articles Supplementary of the Registrant filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A on September 24, 2002, and incorporated herein by reference.

(2)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on April 29, 2002, and incorporated herein by reference.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Fund’s Articles of Incorporation and By-Laws.

(6)(a)
Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(7)(a)
Distribution Agreement, dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(b)           Distribution Agreement dated July 25, 2002, between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A on September 24, 2002, and incorporated herein by reference.

(c)           Amendment dated April 17, 2003, to the Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(d)           Amendment dated May 27, 2003, to the Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-EffectiveAmendment No. 25 to the Registration Statement on Form N-1A on April 29, 2004, and incorporated herein by reference.

(e)           Amendment dated April 29, 2004, to the Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc.  with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-EffectiveAmendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(8)	Not Applicable.

(9)(a)
Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on April 28, 2006, and incorporated herein by reference.

(b)
Amendment to the Custody Agreement dated September 16, 2010 between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(c)
Amendment to Schedule I of the Custody Agreement dated October 1, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(d)
Amendment to Schedule II of the Custody Agreement dated October 1, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(10)(a)
Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(b)

Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Advantage Class of shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(11)(a)	Opinion of Counsel regarding legality of issuance of shares filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.
(b)	Consent of Counsel filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(12)	Final Opinion of Counsel on tax matters – filed herewith.

Other Material Contracts
(13)(a)
Administrative Services Contract, dated October 30, 2000, between Registrant and Reich & Tang Asset Management, LLC (formerly Reich & Tang Asset Management L.P.) filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(b)
Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A on April 24, 2003, and incorporated herein by reference.

(c)
Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(c.1)
Amendment to the Fund Accounting Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(d) (d.1)
Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

Amendment to the Cash Management and Related Services Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(e) (f) (f.1) (f.2) (f.3) (g)
Shareholder Servicing Agreement, dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

Shareholder Servicing Agreement, dated July 25, 2002, between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A on September 24, 2002, and incorporated herein by reference.

Amendment dated April 17, 2003 to the Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class of Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

Amendment dated May 27, 2003 to the Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class of Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

Amendment dated April 29, 2004 to the Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class of Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

Form of Expense Limitation Agreement between the Registrant, Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc. filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(14)(a)	Consent of PricewaterhouseCoopers LLP (California Daily Tax Free Income Fund, Inc.) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.
( b )	Consent of Deloitte & Touche LLP (HighMark California Tax-Free Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(15)	Not Applicable.

(16)	Powers of Attorney of Directors of Registrant filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(17)(a)
Prospectus of HighMark California Tax-Free Money Market Fund, Inc. dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

Statement of Additional Information of HighMark California Tax-Free Money Market Fund, Inc. dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

Annual Report of HighMark California Tax-Free Money Market Fund for the fiscal year ended July 31, 2012, incorporated by reference from the filing on October 9, 2012.

Semi-Annual Report of HighMark California Tax-Free Money Market Fund for the period ended January 31, 2013, incorporated by reference from the filing on April 11, 2013.

Prospectus of California Daily Tax Free Income Fund, Inc. dated April 30, 2013 incorporated by reference from the filing on April 30, 2013.

Statement of Additional Information of California Daily Tax Free Income Fund, Inc. dated April 30, 2013 incorporated by reference from the filing on April 30, 2013.

Annual Report of California Daily Tax Free Income Fund, Inc. for the fiscal year ended December 31, 2012, incorporated by reference to the filing on March 7, 2013.

17(b)	Form of Proxy Card filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

Item 17.             Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

LEGAL_US_E # 105302319.1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 26th day of July, 2013.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 26th day of July, 2013.

	SIGNATURE	CAPACITY	DATE

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President and Director	July 26, 2013

By:	/s/ Esther Cheung
	Esther Cheung	Principal Financial Officer	July 26, 2013

By:	/s/ Steven W. Duff Steven W. Duff	Director	July 26, 2013

	Albert R. Dowden	Director *
	Carl Frischling	Director *
	Edward A. Kuczmarski	Director *
	William Lerner	Director *
	Robert Straniere	Director *
	Dr. Yung Wong	Director *

By:	/s/ Christine Manna		July 26, 2013
Christine Manna
* Attorney-in-Fact

*	See Exhibit 16 herein for Powers of Attorney.

LEGAL_US_E # 105302319.1

EXHIBIT INDEX

(12)	Final Opinion of Counsel on tax matters

LEGAL_US_E # 105302319.1